Note 5 - LiiON Rescission	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Rescission [Text Block]
5.	LiiON Rescission

On December 11, 2024, BESS LLC, a Delaware limited liability company and wholly owned subsidiary of the Company entered into an asset purchase agreement (the “APA”) with LiiON LLC (“LiiON”), a U.S.-based expert in advanced energy storage solutions, and closed on the acquisition of certain assets related to LiiON’s Battery Storage Business. The assets purchased included customer relationships, customer service agreements and intellectual property (IP). Also, in connection with the APA, the Company entered into an exclusive consulting agreement, with an initial term of 3 years, providing the Company with the right to receive consulting services of three key employees of the LiiON Battery Storage Business to assist with the transition and integration into the Company’s business.

The Company and LiiON LLC mutually agreed to rescind the Asset Purchase Agreement. The primary driver that led the Parties to discuss alternative plans was the February 2025 Nasdaq notice that the Company’s equity had been delisted. Prior to receiving the notice, the Company expected Nasdaq to provide an extension of time to correct the matters that resulted in delisting. Although the acquisition Agreement permitted the Company to issue restricted common stock (i.e., active listing was not necessary to fulfill the requirements), questions around the timing of the Company’s ability to raise additional equity funding to support its integration plan, caused by the delisting, led the Parties to discussions regarding the path forward which, ultimately, culminated with the Parties’ mutual decision to rescind the Agreement.

Therefore, on May 1, 2025 the Company and its wholly owned subsidiary, BESS, LLC, entered into a Rescission and Release Agreement with LiiON (the “Rescission”) resulting in the unwinding of all consideration transferred and legal ownership. The parties rescinded the Asset Purchase Agreement, as well as the $2,000,000 promissory note issued to LiiON and the exclusive consulting agreement with one of LiiON’s affiliate companies, and to release one another from any and all obligations and liabilities related thereto.

Upon the unwinding of the remaining net book values of the promissory note and the net assets acquired of on the rescission date, the Company recognized a loss of $33,700.